Convertible Preferred Stock (Details Narrative)								6 Months Ended	12 Months Ended
	Jul. 27, 2022	Dec. 23, 2021	Jul. 26, 2021 USD ($) $ / shares shares	Jul. 26, 2021 USD ($) $ / shares shares	Jul. 23, 2021 shares	Jun. 15, 2021 USD ($) shares	Dec. 23, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Debt instrument, convertible, conversion price | $ / shares			$ 16.46	$ 16.46
Debt instrument, interest rate during period		12.00%
Shares capital increased			9,290,000	9,290,000
Adjustments to additional paid in capital | $								$ 48,633
Incremental share adjustments to accumulated deficit and additional paid in capital								16,486
SharpLink Inc [Member]
Exchange ratio			13.352	13.352					13.352
Additional Paid-in Capital [Member]
Shares issued								7,129	6,630
Accrued in additional paid in capital | $								$ 326,142	$ 324,495
Series A 1 Preferred Stock [Member]
Sale of stock, number of shares issued in transaction										70,099
Preferred stock, shares authorized										5,474
Shares capital increased									6,630
Number of shares exchanged			123,096	123,096
Number of share exchange value | $				$ 70,099
Number of shares converted									12,481
Series A 1 Preferred Stock [Member] | MTS Merger [Member]
Number of shares converted				193,195
8% Redeemable convertible preferred stock [Member]
Temporary equity, par or stated value per share | $ / shares							$ 100
Series A Preferred Stock [Member]
Preferred stock, dividend rate, percentage							999.00%		9.99%
Temporary equity, par or stated value per share | $ / shares							$ 100
Debt instrument, convertible, conversion price | $ / shares							$ 22.80		$ 22.80
Shares capital increased			80,000	80,000
Series A-1 Preferred Stock [Member]
Preferred stock, dividend rate, percentage								9.99%	9.99%
Preferred stock par value | $ / shares								$ 0.20	$ 0.20	$ 0.20
Preferred stock, shares authorized								260,000	260,000	260,000
Number of share exchange value			369,286
Series A-1 Preferred Stock [Member] | MTS Merger [Member]
Convertible preferred stock, shares issued upon conversion			193,195	193,195
Shares, outstanding								7,130	6,630
Series B Preferred Stock [Member]
Preferred stock, dividend rate, percentage			9.99%	9.99%
Preferred stock par value | $ / shares								$ 0.20	$ 0.20	$ 0.20
Debt instrument, convertible, conversion price | $ / shares			$ 16.246	$ 16.246
Sale of stock, consideration received on transaction | $										$ 6,000,000
Debt instrument, interest rate during period	12.00%
Sale of stock, number of shares issued in transaction										369,287
Preferred stock, shares authorized								370,000	370,000	370,000
Preferred stock, liquidation preference per share | $ / shares			$ 16.246	$ 16.246
Debt instrument, convertible, conversion ratio			0.20	0.20
Shares capital increased			370,000	370,000					1,156
Number of share exchange value | $				$ 369,287
Series B Preferred Stock [Member] | MTS Merger [Member]
Number of shares converted				356,806
Convertible preferred stock, shares issued upon conversion			356,805	356,805
Shares, outstanding								12,481	12,481
Series B Preferred Stock [Member] | SharpLink Inc [Member]
Exchange ratio			13.352	13.352
Debt conversion, converted instrument, rate			86.00%
Series B Preferred Stock [Member] | Minimum [Member]
Debt instrument, convertible, conversion price | $ / shares			$ 2.00	$ 2.00
Series B Preferred Stock [Member] | Stock Holder [Member]
Preferred stock, liquidation preference per share | $ / shares			16.246	16.246
SeriesB Convertible Preferred Stock [Member]
Preferred stock par value | $ / shares			$ 0.10	$ 0.10
Preferred stock, shares authorized			276,582	276,582						12,481
Series A 1 Preferred Stock [Member]
Preferred stock par value | $ / shares			$ 0.20	$ 0.20
Shares capital increased			260,000	260,000
First Tranche [Member]
Stock dividends shares							900
Preferred stock, dividend rate, percentage							8.00%
Preferred stock par value | $ / shares							$ 0.10
Preferred stock convertible shares issuable							415,000
First Tranche [Member] | 8% Redeemable convertible preferred stock [Member]
Shares issued							200
Debt instrument, interest rate during period									12.00%
First Tranche [Member] | Series A Preferred Stock [Member]
Shares issued							200
Value issued | $							$ 2,000,000
First Tranche [Member] | Convertible Preferred Stock [Member]
Preferred stock, dividend rate, percentage							8.00%
First Tranche [Member] | Series B Preferred Stock [Member]
Preferred stock, dividend rate, percentage			800.00%	8.00%
First Tranche [Member] | Convertible Preferred Stock Of Eight Percentage [Member]
Stock dividends shares							900
Preferred stock, dividend rate, percentage							8.00%
Preferred stock par value | $ / shares							$ 0.10
Preferred stock convertible shares issuable							415,000
Second Tranche [Member] | Series A Preferred Stock [Member]
Sale of stock, consideration received on transaction | $						$ 6,000,000	$ 5,000,000
Sale of stock, number of shares issued in transaction					276,582	276,582
Number of shares exchanged			123,096	123,096
Second Tranche [Member] | Series A-1 Preferred Stock [Member]
Preferred stock par value | $ / shares			$ 0.10	$ 0.10
Debt instrument, convertible, conversion price | $ / shares			$ 16.246	$ 16.246
Debt instrument, interest rate during period	12.00%
Line of credit facility, commitment fee percentage						3.00%
Preferred stock, shares authorized			52,502	52,502
Preferred stock, liquidation preference per share | $ / shares			$ 16.246	$ 16.246
Number of share exchange value			70,099
Second Tranche [Member] | Series B Preferred Stock [Member]
Stock dividends shares							6,000,000
Sale of stock, consideration received on transaction | $						$ 6,000,000
Sale of stock, number of shares issued in transaction					6,000,000
Conversion of stock, amount issued | $			$ 6,000,000
First And Second Tranche [Member]
Commitment fee							shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital.		shall issue preferred stock equal to the greater of either 15% of the aggregate of the First and Second Tranche or 3% of the Company’s issued and outstanding capital.